Balance Sheet Components - Schedule of accrued expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance Sheet Components
Accrued compensation	$ 1,954	$ 2,480	$ 1,319
Deferred offering and merger costs			100
Deferred lease liability			45
Clinical trial accruals	895	1,003	39
Other accrued expenses	977	1,893	531
Total accrued expenses	$ 3,826	$ 5,376	$ 2,034